RESTATEMENT OF CONSOLIDATED STATEMENTS	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF CONSOLIDATED STATEMENTS
RESTATEMENT OF CONSOLIDATED STATEMENTS

NOTE 2 — RESTATEMENT OF CONSOLIDATED STATEMENTS

The Company has restated its consolidated balance sheet as of December 31, 2020 and its consolidated statements of operations, stockholders’ equity, and cash flows for the year then ended, along with certain related notes to such restated consolidated financial statements.

On April 12, 2021, the SEC Staff released a Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies ("SPACs") (the "SEC Staff Statement"). The SEC Staff Statement highlighted potential accounting implications of certain terms that are common in warrants issued in connection with initial public offerings of SPACs. The SEC Staff Statement clarified guidance for all SPAC-related companies regarding the accounting and reporting for their warrants that could result in the warrants issued by SPACs being classified as a liability measured at fair value, with non-cash fair value adjustments recorded in earnings at each reporting period, rather than as equity.

In light of the SEC Staff Statement, the Company re-evaluated its historical accounting for the following warrants issued by the Company as equity: (i) warrants (the “Public Warrants”) to purchase shares of Class A common stock, originally issued in our initial public offering (“Initial Public Offering”), (ii) warrants (the “Private Placement Warrants” and together with the Public Warrants and the BGL Warrants, the “Warrants”) to purchase Class A common stock issued in a private placement to our sponsor and anchor investor at the time of the Initial Public Offering, and (iii) the BGL Warrants. The rights of holders of the Warrants are governed by warrant agreements between American Stock Transfer & Trust Company, as warrant agent, and the Company (the “Warrant Agreements”). As of December 31, 2020, we had 13,380,680 Warrants outstanding. As of March 31, 2021, 2,306,418 Private Placement Warrants and 1,649,489 BGL Warrants were outstanding as a result of exercises of Public Warrants and Private Warrants for cash proceeds to the Company of approximately $82.0 million and redemption of the remaining Public Warrants during the quarter ended March 31, 2021.

The Company’s management evaluated the terms of the Warrant Agreements and concluded that the Public and Private Warrants include the type of provisions (the “Provisions”) interpreted in the SEC Staff Statement that preclude these warrants from being classified as components of equity. As a result, the Company has reclassified the Public and Private Warrants as liabilities in the Company’s audited financial statements for the year ended December 31, 2020.

The Public and Private Warrants were recorded in the Company’s consolidated financial statements as a result of the Business Combination between DiamondPeak and Lordstown EV Corporation (formerly known as Lordstown Motors Corp.) and the reverse recapitalization that occurred on October 23, 2020 and did not impact any reporting periods prior to the Business Combination. The Company determined that the fair value of the Public and Private Warrants was $100.9 million as of the date of the Business Combination. The Company recorded the changes in fair value of the Public and Private Warrants prior to settlement or period end within the statement of operations which totaled a charge $23.5 million for the year ended December 31, 2020. See further details related to the fair value of the Public and Private Warrants within Note 4.  The Company also confirmed the accounting for the BGL Warrants and determined that the BGL Warrants are properly classified as equity as these warrants qualify as share-based compensation under ASC Topic 718.

As part of this restatement, the Company also corrected other errors that were identified for the year ended December 31, 2020 including the reporting of capital assets acquired through accounts payable and certain events which occurred at the Closing of the Business Combination on the consolidated statement of cash flows and the disclosure of minimum purchase obligations.

The table below summarizes the changes to our financial statements:

(in thousands except for per share amounts)

Consolidated Balance Sheet	Originally Reported	Adjustments	Restated
Warrant Liability	$—	$101,392	$101,392
Total liabilities	35,089	101,392	136,481
Additional paid in capital	843,061	(77,899)	765,162
Accumulated deficit	(110,948)	(23,493)	(134,441)
Total stockholders’ equity	732,130	(101,392)	630,738

Consolidated Statement of Operations
Other expense, net	2,627	(23,493)	(20,866)
Loss before income taxes	(100,557)	(23,493)	(124,050)
Net loss	(100,557)	(23,493)	(124,050)
Loss per share attributable to common shareholders
Basic & Diluted	(1.04)	(0.24)	(1.28)

Consolidated Statement of Stockholders' Equity
Common stock issued for exercise of warrants	30,692	23,032	53,724
Common stock issued in recapitalization, net of redemptions and transaction costs	745,512	(100,931)	644,581
Net loss	(100,557)	(23,493)	(124,050)
Additional Paid-In Capital - Balance at December 31, 2020	843,061	(77,899)	765,162
Accumulated Deficit - Balance at December 31, 2020	(110,948)	(23,493)	(134,441)
Total Stockholders' Equity	732,130	(101,392)	630,738

Statement of Cashflows
Net loss	(100,557)	(23,493)	(124,050)
Non-cash change in fair value related to warrants	—	23,493	23,493
Prepaid expenses	(17,367)	(7,296)	(24,663)
Accounts payable	31,360	(5,593)	25,767
Accrued expenses and due to related party	21,856	(22,387)	(531)
Cash used by operating activities	(64,320)	(35,276)	(99,596)
Purchases of capital assets	(58,237)	5,592	(52,645)
Cash used by investing activities	(55,841)	5,592	(50,249)
Cash received in recapitalization, net of transaction costs	671,836	29,684	701,520
Cash provided by financing activities	747,763	29,684	777,447
Capital assets acquired with payables	—	5,592	5,592